Shareholders' Deficit And Comprehensive Loss (Schedule Of Changes In Equity) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balances at January 1,				$ (8,696,635)				$ (7,995,191)	$ (8,696,635)	$ (7,995,191)
Net income (loss)	$ (50,165)	$ (107,824)	$ (171,779)	(432,390)	$ (302,233)	$ (92,172)	$ 20,007	(209,119)	(762,158)	(583,517)	$ (411,190)
Dividends and other payments to noncontrolling interests									(40,027)	(91,887)
Purchase of additional noncontrolling interest									(48,750)		28
Foreign currency translation adjustments									(121,878)	(33,001)	40,242
Unrealized holding gain (loss) on marketable securities									327	16,576	23,103
Unrealized holding gain on cash flow derivatives									0	48,180	52,112
Other adjustments to comprehensive loss									(11,438)	6,732	1,135
Reclassifications									3,317	(83,752)	2,045
Other, net									12,034	19,225
Balances at December 31,	(9,665,208)				(8,696,635)				(9,665,208)	(8,696,635)	(7,995,191)
The Company [Member]
Balances at January 1,				(8,942,166)				(8,299,188)	(8,942,166)	(8,299,188)
Net income (loss)									(793,761)	(606,883)
Dividends and other payments to noncontrolling interests									0	0
Purchase of additional noncontrolling interest									(46,806)
Foreign currency translation adjustments									(101,980)	(29,755)
Unrealized holding gain (loss) on marketable securities									285	16,439
Unrealized holding gain on cash flow derivatives										48,180
Other adjustments to comprehensive loss									(10,214)	5,932
Reclassifications									3,317	(83,585)
Other, net									1,977	6,694
Balances at December 31,	(9,889,348)				(8,942,166)				(9,889,348)	(8,942,166)	(8,299,188)
Noncontrolling Interest [Member]
Balances at January 1,				$ 245,531				$ 303,997	245,531	303,997
Net income (loss)									31,603	23,366
Dividends and other payments to noncontrolling interests									(40,027)	(91,887)
Purchase of additional noncontrolling interest									(1,944)
Foreign currency translation adjustments									(19,898)	(3,246)
Unrealized holding gain (loss) on marketable securities									42	137
Unrealized holding gain on cash flow derivatives										0
Other adjustments to comprehensive loss									(1,224)	800
Reclassifications										(167)
Other, net									10,057	12,531
Balances at December 31,	$ 224,140				$ 245,531				$ 224,140	$ 245,531	$ 303,997